Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (h)	Net Sales ($) (i)
					Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)
Fiscal 2025	27,408,854	101,500,051	14,508,810	48,361,374	277.25	227.91	19,436	674,538
Fiscal 2024	26,968,924	47,471,296	13,951,520	22,559,933	153.75	162.21	15,511	642,637
Fiscal 2023	25,306,714	30,987,575	16,301,614	19,285,472	131.84	125.62	11,680	605,881
Fiscal 2022	25,670,673	31,528,037	12,062,203	15,108,038	126.14	153.61	13,673	567,762
Fiscal 2021	22,574,358	44,179,457	11,432,511	21,196,266	124.77	141.39	13,510	555,233

Company Selected Measure Name	Net sales
Named Executive Officers, Footnote
Doug McMillon served as CEO, who is our principal executive officer (PEO), for each of the years on the table. The non-PEO Named Executive Officers included when calculating the averages in columns (c) and (d) are as follows:

Fiscal 2025	Fiscal 2024	Fiscal 2023	Fiscal 2022	Fiscal 2021
John David Rainey	John David Rainey	Brett Biggs	Brett Biggs	Brett Biggs
Suresh Kumar	Suresh Kumar	John David Rainey	Suresh Kumar	Suresh Kumar
John Furner	John Furner	Suresh Kumar	John Furner	John Furner
Kath McLay	Kath McLay	John Furner	Judith McKenna	Judith McKenna
Chris Nicholas	Chris Nicholas	Judith McKenna	Kath McLay	Kath McLay
Kath McLay

PEO Total Compensation Amount	$ 27,408,854	$ 26,968,924	$ 25,306,714	$ 25,670,673	$ 22,574,358
PEO Actually Paid Compensation Amount	$ 101,500,051	47,471,296	30,987,575	31,528,037	44,179,457
Adjustment To PEO Compensation, Footnote
Columns (c) and (e)
Below is an explanation of the amounts deducted and added from Summary Compensation table total compensation amounts to determine “compensation actually paid” as calculated in accordance with Item 402(v)(2) of Regulation S-K:
PEO

Fiscal Year	Summary Compensation table total ($)	Less grant date fair value of stock awards granted during fiscal year that are outstanding and unvested as of FYE ($)	Add FYE fair value of awards granted during the fiscal year that are outstanding and unvested as of FYE ($)	Add fair value as of vesting date of awards granted and vested during the same fiscal year ($)	Change in fair value as of vesting date compared to prior FYE fair value for vested awards granted in prior years ($)	Change in fair value as of FYE compared to prior year-end fair value for unvested and outstanding awards granted during prior years ($)	Add dividends paid on unvested equity awards during fiscal year ($)	Compensation Actually Paid ($)
2025	27,408,854	(20,375,675)	22,622,739	—	20,254,099	51,490,832	99,202	101,500,051
2024	26,968,924	(19,608,750)	20,821,500	—	3,340,915	15,809,477	139,230	47,471,296
2023	25,306,714	(19,411,326)	20,196,471	—	575,438	4,140,924	179,354	30,987,575
2022	25,670,673	(19,195,007)	19,298,673	—	(237,046)	5,773,048	217,696	31,528,037
2021	22,574,358	(15,827,794)	15,703,691	—	5,524,467	15,971,837	232,898	44,179,457
Non-PEO NEOs (averages)

Fiscal Year	Summary Compensation table total ($)	Less grant date fair value of stock awards granted during fiscal year that are outstanding and unvested as of FYE ($)	Add FYE fair value of awards granted during the fiscal year that are outstanding and unvested as of FYE ($)	Add fair value as of vesting date of awards granted and vested during the same fiscal year ($)	Change in fair value as of vesting date compared to prior FYE fair value for vested awards granted in prior years ($)	Change in fair value as of FYE compared to prior year-end fair value for unvested and outstanding awards granted during prior years ($)	Add dividends paid on unvested equity awards during fiscal year ($)	Compensation Actually Paid ($)
2025	14,508,810	(10,679,996)	11,820,368	—	9,560,978	23,055,931	95,283	48,361,374
2024	13,951,520	(10,302,960)	11,153,896	48,529	1,121,378	6,468,432	119,138	22,559,933
2023	16,301,614	(12,488,869)	13,270,497	504,179	208,893	1,397,862	91,296	19,285,472
2022	12,062,203	(8,370,384)	7,912,519	506,097	303,291	2,606,771	87,541	15,108,038
2021	11,432,511	(7,877,220)	7,801,354	—	3,221,102	6,537,497	81,022	21,196,266
	Stock awards for our NEOs consist of a combination of restricted stock and performance-based restricted stock units. Equity fair values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation — Stock Compensation. The fair value of unvested time-based restricted stock, as well as the fair value of all share-based awards upon vesting, is based upon the closing price of a Share on the NYSE as of the applicable measurement date. The fair value of unvested performance-based restricted stock units is based upon the probable outcome of the applicable performance conditions as of the measurement date. We do not grant stock options to our Named Executive Officers. Additionally, none of our NEOs participate in a defined benefit or actuarial pension plan.
Non-PEO NEO Average Total Compensation Amount	$ 14,508,810	13,951,520	16,301,614	12,062,203	11,432,511
Non-PEO NEO Average Compensation Actually Paid Amount	$ 48,361,374	22,559,933	19,285,472	15,108,038	21,196,266
Adjustment to Non-PEO NEO Compensation Footnote
Columns (c) and (e)
Below is an explanation of the amounts deducted and added from Summary Compensation table total compensation amounts to determine “compensation actually paid” as calculated in accordance with Item 402(v)(2) of Regulation S-K:
PEO

Fiscal Year	Summary Compensation table total ($)	Less grant date fair value of stock awards granted during fiscal year that are outstanding and unvested as of FYE ($)	Add FYE fair value of awards granted during the fiscal year that are outstanding and unvested as of FYE ($)	Add fair value as of vesting date of awards granted and vested during the same fiscal year ($)	Change in fair value as of vesting date compared to prior FYE fair value for vested awards granted in prior years ($)	Change in fair value as of FYE compared to prior year-end fair value for unvested and outstanding awards granted during prior years ($)	Add dividends paid on unvested equity awards during fiscal year ($)	Compensation Actually Paid ($)
2025	27,408,854	(20,375,675)	22,622,739	—	20,254,099	51,490,832	99,202	101,500,051
2024	26,968,924	(19,608,750)	20,821,500	—	3,340,915	15,809,477	139,230	47,471,296
2023	25,306,714	(19,411,326)	20,196,471	—	575,438	4,140,924	179,354	30,987,575
2022	25,670,673	(19,195,007)	19,298,673	—	(237,046)	5,773,048	217,696	31,528,037
2021	22,574,358	(15,827,794)	15,703,691	—	5,524,467	15,971,837	232,898	44,179,457
Non-PEO NEOs (averages)

Fiscal Year	Summary Compensation table total ($)	Less grant date fair value of stock awards granted during fiscal year that are outstanding and unvested as of FYE ($)	Add FYE fair value of awards granted during the fiscal year that are outstanding and unvested as of FYE ($)	Add fair value as of vesting date of awards granted and vested during the same fiscal year ($)	Change in fair value as of vesting date compared to prior FYE fair value for vested awards granted in prior years ($)	Change in fair value as of FYE compared to prior year-end fair value for unvested and outstanding awards granted during prior years ($)	Add dividends paid on unvested equity awards during fiscal year ($)	Compensation Actually Paid ($)
2025	14,508,810	(10,679,996)	11,820,368	—	9,560,978	23,055,931	95,283	48,361,374
2024	13,951,520	(10,302,960)	11,153,896	48,529	1,121,378	6,468,432	119,138	22,559,933
2023	16,301,614	(12,488,869)	13,270,497	504,179	208,893	1,397,862	91,296	19,285,472
2022	12,062,203	(8,370,384)	7,912,519	506,097	303,291	2,606,771	87,541	15,108,038
2021	11,432,511	(7,877,220)	7,801,354	—	3,221,102	6,537,497	81,022	21,196,266
	Stock awards for our NEOs consist of a combination of restricted stock and performance-based restricted stock units. Equity fair values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718, Compensation — Stock Compensation. The fair value of unvested time-based restricted stock, as well as the fair value of all share-based awards upon vesting, is based upon the closing price of a Share on the NYSE as of the applicable measurement date. The fair value of unvested performance-based restricted stock units is based upon the probable outcome of the applicable performance conditions as of the measurement date. We do not grant stock options to our Named Executive Officers. Additionally, none of our NEOs participate in a defined benefit or actuarial pension plan.
Compensation Actually Paid vs. Total Shareholder Return
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other NEOs as calculated in accordance with Item 402(v) of Regulation S-K, Walmart’s total shareholder return, and the total shareholder return of the S&P 500 Consumer Discretionary Distribution & Retail Index (formerly the S&P 500 Retailing Index) over the applicable measurement period:

Compensation Actually Paid vs. Net Income
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other NEOs as calculated in accordance with Item 402(v) of Regulation S-K, and Walmart’s net income calculated in accordance with GAAP over the applicable measurement period:

Compensation Actually Paid vs. Company Selected Measure
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other NEOs as calculated in accordance with Item 402(v) of Regulation S-K, and Walmart’s net sales calculated in accordance with GAAP over the applicable measurement period:

Total Shareholder Return Vs Peer Group	Column (g) represents the cumulative total shareholder return of the S&P 500 Consumer Discretionary Distribution & Retail Index over the same measurement period, assuming reinvestment of dividends.
The following graph reflects the relationship between the compensation actually paid for our PEO and for the average of our other NEOs as calculated in accordance with Item 402(v) of Regulation S-K, Walmart’s total shareholder return, and the total shareholder return of the S&P 500 Consumer Discretionary Distribution & Retail Index (formerly the S&P 500 Retailing Index) over the applicable measurement period:

Tabular List, Table

Net Sales
Operating Income
Return on Investment

Total Shareholder Return Amount	$ 277.25	153.75	131.84	126.14	124.77
Peer Group Total Shareholder Return Amount	227.91	162.21	125.62	153.61	141.39
Net Income (Loss)	$ 19,436,000,000	$ 15,511,000,000	$ 11,680,000,000	$ 13,673,000,000	$ 13,510,000,000
Company Selected Measure Amount	674,538,000,000	642,637,000,000	605,881,000,000	567,762,000,000	555,233,000,000
PEO Name	Doug McMillon
Additional 402(v) Disclosure	Column (f) reflects total shareholder return calculated in the manner prescribed by Item 201(e) of Regulation S-K, and reflects the cumulative value of $100, including the reinvestment of dividends, if such amount were invested on February 1, 2020.
Amounts in these columns are in millions. Column (h) reflects consolidated net income attributable to Walmart calculated in accordance with GAAP for each of the years shown. Column (i) reflects net sales calculated in accordance with GAAP for each of the years shown. Net sales is the company-selected financial measure from the list of the most important performance measures used to link compensation actually paid to our CEO and other NEOs to our company’s performance for fiscal 2025 from the list below.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Investment
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (20,375,675)	$ (19,608,750)	$ (19,411,326)	$ (19,195,007)	$ (15,827,794)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,622,739	20,821,500	20,196,471	19,298,673	15,703,691
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,490,832	15,809,477	4,140,924	5,773,048	15,971,837
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,254,099	3,340,915	575,438	(237,046)	5,524,467
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,202	139,230	179,354	217,696	232,898
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,679,996)	(10,302,960)	(12,488,869)	(8,370,384)	(7,877,220)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,820,368	11,153,896	13,270,497	7,912,519	7,801,354
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,055,931	6,468,432	1,397,862	2,606,771	6,537,497
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	48,529	504,179	506,097	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,560,978	1,121,378	208,893	303,291	3,221,102
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 95,283	$ 119,138	$ 91,296	$ 87,541	$ 81,022